Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 1,015	$ 1,003	$ (453)
Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on translation of net investment in foreign operations	(171)	20	399
Net unrealized (losses) gains on cash flow hedges	(41)	80	41
Reclassification of net (gains) losses on cash flow hedges to net income (loss)	(22)	(27)	59
Pension and post retirement benefits	(49)	(14)	15
Net unrealized (loss) gain on available-for-sale investments	(6)	11
Other comprehensive (loss) income	(289)	70	514
Comprehensive income	726	1,073	61
Comprehensive loss attributable to non-controlling interests	3
Comprehensive income attributable to Magna International Inc.	$ 729	$ 1,073	$ 61